Environmental Rehabilitation Obligation (Details) - Schedule of reconciliation of obligations associated retirement properties - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of reconciliation of obligations associated retirement properties [Abstract]
Balance, beginning	$ 8,739	$ 7,863
Reclamation expenditures	(740)	(467)
Unwinding of discount of environmental rehabilitation	239	269
Revision of provision	(248)	812
Foreign exchange impact	(672)	262
Balance, ending	$ 7,318	$ 8,739